Putnam
U.S. Core
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

10-31-00

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/00. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/01.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
October 31, 2000 (Unaudited)

COMMON STOCKS (98.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (2.8%)
-------------------------------------------------------------------------------------------------------------------
              3,750 United Technologies Corp.                                                         $     261,797

Chemicals (2.0%)
-------------------------------------------------------------------------------------------------------------------
              6,100 Dow Chemical Co.                                                                        186,813

Communications Equipment (4.9%)
-------------------------------------------------------------------------------------------------------------------
              4,800 Cisco Systems, Inc. (NON)                                                               258,600
              3,000 Foundry Networks, Inc. (NON)                                                            199,313
                                                                                                      -------------
                                                                                                            457,913

Computers (1.6%)
-------------------------------------------------------------------------------------------------------------------
              1,300 Sun Microsystems, Inc. (NON)                                                            144,138

Conglomerates (8.8%)
-------------------------------------------------------------------------------------------------------------------
              7,790 General Electric Co.                                                                    426,989
              6,900 Tyco International, Ltd.                                                                391,144
                                                                                                      -------------
                                                                                                            818,133

Consumer Finance (1.5%)
-------------------------------------------------------------------------------------------------------------------
              3,700 MBNA Corp.                                                                              138,981

Consumer Goods (3.4%)
-------------------------------------------------------------------------------------------------------------------
              4,800 Kimberly-Clark Corp.                                                                    316,800

Electrical Equipment (3.6%)
-------------------------------------------------------------------------------------------------------------------
              8,500 Rockwell International Corp.                                                            334,156

Energy (4.9%)
-------------------------------------------------------------------------------------------------------------------
             13,200 Baker Hughes, Inc.                                                                      453,750

Entertainment (3.0%)
-------------------------------------------------------------------------------------------------------------------
              4,844 Viacom, Inc. Class B (NON)                                                              275,503

Financial (9.5%)
-------------------------------------------------------------------------------------------------------------------
              7,026 Citigroup, Inc.                                                                         369,743
              8,600 Freddie Mac                                                                             516,000
                                                                                                      -------------
                                                                                                            885,743

Food (2.0%)
-------------------------------------------------------------------------------------------------------------------
              8,800 Sara Lee Corp.                                                                          189,750

Insurance (4.1%)
-------------------------------------------------------------------------------------------------------------------
              4,700 American General Corp.                                                                  378,350

Metals (0.6%)
-------------------------------------------------------------------------------------------------------------------
              1,800 Alcoa, Inc.                                                                              51,638

Oil & Gas (4.2%)
-------------------------------------------------------------------------------------------------------------------
              4,400 ExxonMobil Corp.                                                                        392,425

Paper & Forest Products (3.2%)
-------------------------------------------------------------------------------------------------------------------
              8,200 International Paper Co.                                                                 300,325

Pharmaceuticals (14.6%)
-------------------------------------------------------------------------------------------------------------------
              5,700 American Home Products Corp.                                                            361,950
              3,300 Merck & Co., Inc.                                                                       296,794
              7,867 Pfizer, Inc.                                                                            339,756
              6,474 Pharmacia Corp.                                                                         356,070
                                                                                                      -------------
                                                                                                          1,354,570

Regional Bells (6.4%)
-------------------------------------------------------------------------------------------------------------------
             10,300 SBC Communications, Inc.                                                                594,181

Software (13.4%)
-------------------------------------------------------------------------------------------------------------------
              3,700 Amdocs Ltd. (NON)                                                                       239,806
              5,000 Microsoft Corp. (NON)                                                                   344,375
              5,520 Oracle Corp. (NON)                                                                      182,160
              3,400 VERITAS Software Corp. (NON)                                                            479,451
                                                                                                      -------------
                                                                                                          1,245,792

Telecommunications (4.3%)
-------------------------------------------------------------------------------------------------------------------
              4,000 AT&T Corp.                                                                               92,750
              7,000 Vodaphone Group PLC (United Kingdom)                                                    297,938
                                                                                                      -------------
                                                                                                            390,688
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $8,427,771) (b)                                           $   9,171,446
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $9,285,990.

  (b) The aggregate identified cost on a tax basis is $8,510,172, resulting in gross unrealized appreciation and depreciation of $905,165 and $243,891, respectively, or net unrealized appreciation of $661,274.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $8,427,771) (Note 1)                                           $ 9,171,446
-------------------------------------------------------------------------------------------
Dividends receivable                                                                  1,781
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      934,246
-------------------------------------------------------------------------------------------
Total assets                                                                     10,107,473

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      6,817
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    788,568
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          8,071
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            2,140
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,000
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             13
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               14,874
-------------------------------------------------------------------------------------------
Total liabilities                                                                   821,483
-------------------------------------------------------------------------------------------
Net assets                                                                      $ 9,285,990

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $7,946,824
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (12,687)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               608,178
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          743,675
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $ 9,285,990

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($9,285,990 divided by 728,250 shares)                                               $12.75
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $12.75)*                                      $13.53
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended October 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $5)                                               $ 17,569
-------------------------------------------------------------------------------------------
Interest                                                                              4,505
-------------------------------------------------------------------------------------------
Total investment income                                                              22,074

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     26,672
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,886
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,195
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,572
-------------------------------------------------------------------------------------------
Auditing                                                                              9,521
-------------------------------------------------------------------------------------------
Other                                                                                 3,681
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (11,445)
-------------------------------------------------------------------------------------------
Total expenses                                                                       38,102
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (3,341)
-------------------------------------------------------------------------------------------
Net expenses                                                                         34,761
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (12,687)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    111,948
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          123,292
-------------------------------------------------------------------------------------------
Net gain on investments                                                             235,240
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $222,553
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       October 31         April 30
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                   $   (12,687)     $   (12,678)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                          111,948          869,713
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                123,292          176,036
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      222,553        1,033,071
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gain                           --         (486,718)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                       2,814,252        2,452,046
--------------------------------------------------------------------------------------------------
Total increase in net assets                                            3,036,805        2,998,399

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                             $6,249,185       $3,250,786
--------------------------------------------------------------------------------------------------
End of year (including accumulated net
investment loss of $12,687 and $--, respectively)                      $9,285,990       $6,249,185
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------
                                           Six months
                                              ended                                 For the period
Per-share                                   October 31          Year ended           May 4, 1998+
operating performance                      (Unaudited)           April 30             to April 30
--------------------------------------------------------------------------------------------------
                                               2000                 2000                  1999
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $12.34               $10.73                 $8.50
--------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------
Net investment loss (a)(d)                     (.02)                (.04)                 (.01)
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                             .43                 3.16                  2.29
--------------------------------------------------------------------------------------------------
Total from
investment operations                           .41                 3.12                  2.28
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
From net realized gain                           --                (1.51)                 (.05)
--------------------------------------------------------------------------------------------------
Total distributions                              --                (1.51)                 (.05)
--------------------------------------------------------------------------------------------------
Net asset value,
end of period                                $12.75               $12.34                $10.73
--------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                         3.32*               31.12                 26.96*
--------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $9,286               $6,249                $3,251
--------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                    .50*                1.00                   .99*
--------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)                   (.17)*               (.31)                 (.06)*
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                       107.28*              256.50                267.29*
--------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.02, $0.06 and $0.07 per share for the periods ended October 31, 2000, April 30, 2000 and April 30, 1999, respectively (Note 2).



NOTES TO FINANCIAL STATEMENTS
October 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Core Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund invests primarily in common stocks of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages or are undervalued in relation to underlying asset values or earnings potential and have the potential for long-term growth.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At October 31, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended October 31, 2000, fund expenses were reduced by $3,341 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $11,398,702 and $8,827,747, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended October 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    302,817          $3,850,148
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               302,817           3,850,148

Shares
repurchased                                    (80,912)         (1,035,896)
---------------------------------------------------------------------------
Net increase                                   221,905          $2,814,252
---------------------------------------------------------------------------

                                                  Year ended April 30, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    185,522          $2,282,256
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   47,164             509,192
---------------------------------------------------------------------------
                                               232,686           2,791,448

Shares
repurchased                                    (29,399)           (339,402)
---------------------------------------------------------------------------
Net increase                                   203,287          $2,452,046
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 1, 1998.

At October 31, 2000, Putnam Investments, Inc. owned 269,813 shares of the fund (37.0% of shares outstanding), valued at $3,440,116.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

John J. Morgan, Jr.
Vice President

Robert R. Beck
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam U.S. Core Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
http://www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


66581 21F 12/00

Putnam
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

10-31-00

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/00. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/01.



THE FUND'S PORTFOLIO
October 31, 2000 (Unaudited)

COMMON STOCKS (98.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking  (0.6%)
-------------------------------------------------------------------------------------------------------------------
                200 State Street Corp.                                                                $      24,948

Biotechnology (4.8%)
-------------------------------------------------------------------------------------------------------------------
                637 Amgen, Inc. (NON)                                                                        36,906
                400 Celgene Corp. (NON)                                                                      25,750
                652 Genentech, Inc. (NON)                                                                    53,790
                953 MedImmune, Inc. (NON)                                                                    62,302
                400 Millennium Pharmaceuticals, Inc. (NON)                                                   29,025
                                                                                                      -------------
                                                                                                            207,773

Broadcasting (2.0%)
-------------------------------------------------------------------------------------------------------------------
                610 Clear Channel Communications, Inc. (NON)                                                 36,638
              1,100 Echostar Communications Corp. Class A (NON)                                              49,775
                                                                                                      -------------
                                                                                                             86,413

Cable Television (1.1%)
-------------------------------------------------------------------------------------------------------------------
              2,602 AT&T Corp. - Liberty Media Group Class A (NON)                                           46,836

Communications Equipment (16.0%)
-------------------------------------------------------------------------------------------------------------------
                 78 ADC Telecommunications, Inc. (NON)                                                        1,667
                375 Brocade Communications Systems (NON)                                                     85,266
              4,400 Cisco Systems, Inc. (NON)                                                               237,045
                725 Comverse Technology, Inc. (NON)                                                          81,019
                940 Corning, Inc.                                                                            71,910
                398 Juniper Networks, Inc. (NON)                                                             77,610
                900 QUALCOMM, Inc. (NON)                                                                     58,598
                774 Redback Networks, Inc. (NON)                                                             82,383
                                                                                                      -------------
                                                                                                            695,498

Computers (8.5%)
-------------------------------------------------------------------------------------------------------------------
                200 Ariba, Inc. (NON)                                                                        25,275
              1,670 EMC Corp. (NON)                                                                         148,734
                100 Handspring, Inc. (NON)                                                                    7,231
                300 Network Appliance, Inc. (NON)                                                            35,700
                859 Sun Microsystems, Inc. (NON)                                                             95,242
                440 VeriSign, Inc. (NON)                                                                     58,080
                                                                                                      -------------
                                                                                                            370,262

Conglomerates (7.2%)
-------------------------------------------------------------------------------------------------------------------
              4,044 General Electric Co.                                                                    221,662
              1,658 Tyco International, Ltd.                                                                 93,988
                                                                                                      -------------
                                                                                                            315,650

Electronics (9.3%)
-------------------------------------------------------------------------------------------------------------------
                900 Applied Micro Circuits Corp. (NON)                                                       68,794
              3,400 Intel Corp.                                                                             153,000
                315 JDS Uniphase Corp. (NON)                                                                 25,653
                334 PerkinElmer, Inc.                                                                        39,913
                330 PMC-Sierra, Inc. (NON)                                                                   55,935
                 46 SDL, Inc. (NON)                                                                          11,926
                687 Xilinx, Inc. (NON)                                                                       49,765
                                                                                                      -------------
                                                                                                            404,986

Energy (2.3%)
-------------------------------------------------------------------------------------------------------------------
                540 BJ Services Co. (NON)                                                                    28,316
                700 Nabors Industries, Inc. (NON)                                                            35,630
                200 R&B Falcon Corp. (NON)                                                                    5,000
                600 Transocean Sedco Forex, Inc.                                                             31,800
                                                                                                      -------------
                                                                                                            100,746

Entertainment (0.9%)
-------------------------------------------------------------------------------------------------------------------
                655 Viacom, Inc. Class B (NON)                                                               37,253

Health Care Services (1.7%)
-------------------------------------------------------------------------------------------------------------------
                200 Quest Diagnostics, Inc. (NON)                                                            19,250
                500 United Health Group Incorporated                                                         54,688
                                                                                                      -------------
                                                                                                             73,938

Insurance (1.2%)
-------------------------------------------------------------------------------------------------------------------
                510 American International Group, Inc.                                                       49,980

Investment Banking/Brokerage (1.8%)
-------------------------------------------------------------------------------------------------------------------
                400 Goldman Sachs Group, Inc. (The)                                                          39,925
                500 Morgan Stanley, Dean Witter, Discover and Co.                                            40,156
                                                                                                      -------------
                                                                                                             80,081

Media (1.1%)
-------------------------------------------------------------------------------------------------------------------
                611 Time Warner, Inc.                                                                        46,381

Medical Technology (2.7%)
-------------------------------------------------------------------------------------------------------------------
                300 Allergan, Inc.                                                                           25,219
                804 PE Corp.-PE Biosystems Group                                                             94,068
                                                                                                      -------------
                                                                                                            119,287

Natural Gas Utilities (2.0%)
-------------------------------------------------------------------------------------------------------------------
              1,050 Enron Corp.                                                                              86,166

Pharmaceuticals (9.6%)
-------------------------------------------------------------------------------------------------------------------
              1,576 American Home Products Corp.                                                            100,076
                300 Andrx Group (NON)                                                                        21,600
                190 Forest Laboratories, Inc. (NON)                                                          25,175
                600 IVAX Corp. (NON)                                                                         26,100
              1,000 Lilly (Eli) & Co.                                                                        89,375
              3,569 Pfizer, Inc.                                                                            154,136
                                                                                                      -------------
                                                                                                            416,462

Retail (3.2%)
-------------------------------------------------------------------------------------------------------------------
                542 Home Depot, Inc. (The)                                                                   23,306
              1,168 Intimate Brands, Inc.                                                                    27,886
                742 RadioShack Corp.                                                                         44,242
                943 Wal-Mart Stores, Inc.                                                                    42,789
                                                                                                      -------------
                                                                                                            138,223

Software (17.5%)
-------------------------------------------------------------------------------------------------------------------
                600 Adobe Systems, Inc.                                                                      45,638
                700 Agile Software Corp. (NON)                                                               52,763
                958 BEA Systems, Inc. (NON)                                                                  68,737
                403 i2 Technologies, Inc. (NON)                                                              68,510
                192 Micromuse, Inc. (NON)                                                                    32,580
              1,886 Microsoft Corp. (NON)                                                                   129,899
              2,868 Oracle Corp. (NON)                                                                       94,644
                500 Phone.com, Inc. (NON)                                                                    46,281
                500 Rational Software Corp. (NON)                                                            29,844
                728 Siebel Systems, Inc. (NON)                                                               76,395
                827 VERITAS Software Corp. (NON)                                                            116,620
                                                                                                      -------------
                                                                                                            761,911

Technology Services (1.8%)
-------------------------------------------------------------------------------------------------------------------
                976 America Online, Inc. (NON)                                                               49,220
                500 Paychex, Inc.                                                                            28,344
                                                                                                      -------------
                                                                                                             77,564

Telecommunications (3.0%)
-------------------------------------------------------------------------------------------------------------------
              1,683 Metromedia Fiber Network, Inc. Class A (NON)                                             31,977
                718 Nextel Communications, Inc. Class A (NON)                                                27,598
              1,185 Sprint Corp. (PCS Group) (NON)                                                           45,178
                700 XO Communications, Inc. (NON)                                                            23,614
                                                                                                      -------------
                                                                                                            128,367
                                                                                                      -------------
                    Total Common Stocks  (cost $3,207,422)                                            $   4,268,725

SHORT-TERM INVESTMENTS (2.5%) (a) (cost 107,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      107,000 Interest in $680,000,000 joint repurchase agreement dated
                    October 31, 2000 with Morgan (J.P.) & Co., Inc. due
                    November 1, 2000 year with respect to various U.S.
                    Government obligations -- maturity value of $107,020
                    for an effective yield of 6.60%                                                   $     107,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,314,422) (b)                                           $   4,375,725
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,344,087.

  (b) The aggregate identified cost on a tax basis is $3,319,687, resulting in gross unrealized appreciation and depreciation of $1,245,906 and $189,868, respectively, or net unrealized appreciation of $1,056,038.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,314,422) (Note 1)                                            $4,375,725
-------------------------------------------------------------------------------------------
Cash                                                                                     79
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                         163
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       13,342
-------------------------------------------------------------------------------------------
Total assets                                                                      4,389,309

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     27,615
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            947
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              894
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,000
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             13
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               14,753
-------------------------------------------------------------------------------------------
Total liabilities                                                                    45,222
-------------------------------------------------------------------------------------------
Net assets                                                                       $4,344,087

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $3,005,170
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (16,063)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                293,677
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,061,303
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $4,344,087

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($4,344,087 divided by 310,598 shares)                                               $13.99
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $13.99)*                                      $14.84
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended October 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                         $   4,067
-------------------------------------------------------------------------------------------
Interest                                                                                657
-------------------------------------------------------------------------------------------
Total investment income                                                               4,724

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     15,772
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,224
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,194
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               1,960
-------------------------------------------------------------------------------------------
Auditing                                                                             10,852
-------------------------------------------------------------------------------------------
Legal                                                                                 2,086
-------------------------------------------------------------------------------------------
Other                                                                                    86
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (12,747)
-------------------------------------------------------------------------------------------
Total expenses                                                                       22,447
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,660)
-------------------------------------------------------------------------------------------
Net expenses                                                                         20,787
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (16,063)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     97,408
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (246,188)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (148,780)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(164,843)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       October 31         April 30
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                   $   (16,063)     $   (18,079)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                           97,408          336,405
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                (246,188)         695,380
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (164,843)       1,013,706
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                          55,403          877,208
--------------------------------------------------------------------------------------------------
Total increase in net assets                                             (109,440)       1,890,914

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                            4,453,527        2,562,613
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $16,063, and $-- respectively)                                 $4,344,087       $4,453,527
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
---------------------------------------------------------------------------

                                     Six months
                                       ended                 For the period
Per-share                            October 31  Year ended   May 4, 1998+
operating performance               (Unaudited)   April 30    to April 30
---------------------------------------------------------------------------
                                        2000         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.51       $10.42        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)(d)              (.05)        (.07)        (.02)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)        4.16         1.94
---------------------------------------------------------------------------
Total from
investment operations                   (.52)        4.09         1.92
---------------------------------------------------------------------------
Net asset value,
end of period                         $13.99       $14.51       $10.42
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.58)*      39.25        22.59*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $4,344       $4,454       $2,563
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)             .50*        1.00          .99*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)            (.36)*       (.55)        (.20)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 59.81*       89.57       108.03*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.04, $0.14 and $0.08 per share for the periods ending October 31, 2000, April 30, 2000 and April 30, 1999, respectively (Note 2).



NOTES TO FINANCIAL STATEMENTS
October 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund") is a series of Putnam Funds Trust ("the Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. For the six months ended October 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended October 31, 2000, fund expenses were reduced by $1,660 under expense offset arrangements with PFTC and brokerage service arrangements (only if applicable to your fund). Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan. For the six months ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,777,422 and $2,619,272, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     17,441           $ 256,306
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                17,441             256,306

Shares
repurchased                                    (13,781)           (200,903)
---------------------------------------------------------------------------
Net increase                                     3,660           $  55,403
---------------------------------------------------------------------------

                                                  Year ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     67,935            $960,572
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                67,935             960,572

Shares
repurchased                                     (7,002)            (83,364)
---------------------------------------------------------------------------
Net increase                                    60,933            $877,208
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering
of shares

The Trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 1, 1998.

At October 31, 2000, Putnam Investments, Inc. owned 235,294 shares of the fund (75.8% of shares outstanding), valued at $3,291,763.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Robert R. Beck
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


66582  21E  12/00